Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Ireland — 8.5%
(a)(b)
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.32%, 04/25/39 . EUR 2,220 $ 2,552,724
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 3.58%, 04/15/38 . 1,500 1,733,533
Arini European CLO V DAC
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.23%, 01/15/39 .... 2,780 3,215,930
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 4.83%, 01/15/39 .... 480 551,284
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 0.00%,
01/15/39 ................. 3,710 4,276,331
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.75%, 01/16/31 . 627 721,569
Aurium CLO VIII DAC, Series 8X, Class
AR, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.33%, 10/16/38 . 3,710 4,280,934
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(c) (d)
.. 1,500 696,258
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.37%, 10/15/39 . 3,710 4,276,331
CIFC European Funding CLO II
DAC, Series 2X, Class AR, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.33%, 10/15/39 ............ 8,340 9,613,101
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37 . 480 552,874
Contego CLO VII DAC, Series 7X,
Class AR, (3-mo. EURIBOR at
1.33% Floor + 1.33%), 3.37%,
01/23/38 ................. 1,850 2,141,722
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
3.52%, 05/15/37 ............ 2,000 2,305,810
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor + 1.23%),
3.27%, 02/15/38 ............ 2,590 2,989,872
Hambridge Euro CLO DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.37%
Floor + 1.37%), 3.41%, 10/20/38 . 3,710 4,276,331
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.02%, 07/25/34 . 1,500 1,728,979
Henley CLO Xi DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.26%, 04/25/39 ..... 2,040 2,359,352
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 3.32%,
10/15/39 ................. 2,141 2,466,453
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.35%, 10/15/37 ............ 1,700 1,965,017
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor + 1.22%),
3.29%, 10/25/37 ............ EUR 2,220 $ 2,553,768
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
3.48%, 04/15/39 ............ 2,000 2,307,525
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
3.42%, 07/15/37 ............ 936 1,085,721
Signal Harmonic CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 1.40% Floor + 1.40%), 3.32%,
07/15/38 ................. 3,710 4,282,445
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.32%, 04/20/37 . 1,420 1,637,803
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor + 1.18%),
3.20%, 04/16/39 ............ 2,960 3,412,664
Tikehau CLO XII DAC, Series 12X,
Class A, (3-mo. EURIBOR at 1.34%
Floor + 1.34%), 3.34%, 10/20/38 . 1,700 1,956,998
69,941,329
United Kingdom — 0.6%
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight
Index Average + 1.92%), 5.91%,
12/15/34 ............... GBP 1,518 1,824,690
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 6.19%, 03/15/36
(b)
... 310 366,547
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 1,958 2,706,666
4,897,903
United States — 0.4%
Silver Point Euro CLO DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 0.00%, 01/15/39
(a) (b)
EUR 3,020 3,481,003
Total Asset-Backed Securities — 9.5%
(Cost: $ 76,831,322 ) .............................. 78,320,235
Shares
Shares
Common Stocks
Bermuda — 0.1%
Travelport Technology Ltd.
(d) (e)
..... 70 207,037
Canada — 0.0%
Algoma Steel Group, Inc. ........ 15,539 64,798
Chile — 0.0%
WOM New Holdco
(d) (e)
........... 440 10,120
France — 0.0%
Casino Guichard Perrachon SA
(d)
... 16,223 6,637
Germany — 0.0%
ADLER Group SA
(d) (e)
........... 983,215 11

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Luxembourg — 0.0%
(d)
Altice France Lux 3 ............ 4,978 $ 82,419
New Topco
(e) (f)
................ 59,462 1
82,420
United Kingdom — 0.0%
(d)
Genius Sports Ltd. ............. 11,708 131,832
NEW Look Retailers
(e)
........... 5,436,112 71
131,903
United States — 0.6%
Aimbridge Topco LLC
(d) (e)
......... 6,349 409,499
AMC Networks, Inc. , Class A
(d)
..... 1,286 9,748
Amentum Holdings, Inc.
(d)
........ 578 12,953
Avaya LLC
(d)
................. 1,550 16,469
Caesars Entertainment, Inc.
(d)
..... 3,207 64,461
California Resources Corp. ....... 590 27,830
Citigroup, Inc. ................ 322 32,596
Comerica, Inc. ................ 296 22,644
CoreWeave, Inc. , Class A
(d)
....... 2,794 373,586
Crown PropTech Acquisitions
(d) (e)
... 15,186 15,607
Crown PropTech Acquisitions , Class A
(d)
6,461 73,526
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 1,041,005 )
(d) (e) (g)
............ 15,345 938,654
First Citizens BancShares, Inc. , Class A 80 145,985
First Horizon Corp. ............. 1,645 35,137
Flagstar Bank NA .............. 21,679 247,574
Flowco Holdings, Inc. , Class A ..... 2,983 48,325
FreeWire Technologies, Inc.
(d) (e)
.... 13 —
Latch, Inc.
(d)
................. 31,344 3,448
Lionsgate Studios Corp.
(d)
........ 200,348 1,288,238
Lumen Technologies, Inc.
(d)
....... 8,166 83,946
New Look Builders, Inc.
(d) (e)
....... 11,518,792 115
Palladyne AI Corp.
(d)
............ 856 7,164
Palladyne AI Corp.
(d)
............ 35,879 300,309
Paramount Skydance Corp. , Class B 8,792 135,309
Playstudios, Inc. , Class A
(d)
....... 13,275 12,346
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 203,300 )
(d) (g)
.............. 20,000 127,267
Solaris Energy Infrastructure, Inc. ,
Class A .................. 3,693 196,578
Sonder Holdings, Inc. , Class A
(d)
.... 6,302 5,003
Starz Entertainment Corp. ........ 3,902 41,010
Tribune Resources LLC
(d)
........ 86,655 111,612
Warner Bros Discovery, Inc.
(d)
..... 2,709 60,817
Wolfspeed, Inc.
(d)
.............. 4,652 122,441
4,970,197
Total Common Stocks — 0.7%
(Cost: $ 16,749,252 ) .............................. 5,473,123
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd.
(h)
9.25% , 10/01/28 ............ USD 18 18,873
8.50% , 05/01/30 ............ 18 18,766
Oceana Australian Fixed Income Trust
(e)
12.50% , 07/31/26 ........... AUD 267 178,192
12.50% , 07/31/27 ........... 445 303,916
519,747
Security
Par (000)
Par (000) Value
Canada — 1.0%
Alexandrite Lake Lux Holdings SARL ,
6.75% , 07/30/30
(b)
........... EUR 1,152 $ 1,361,567
Brookfield Residential Properties, Inc. ,
5.00% , 06/15/29
(h)
........... USD 63 60,429
Mattamy Group Corp.
(h)
5.25% , 12/15/27 ............ 14 13,945
4.63% , 03/01/30 ............ 137 132,897
Open Text Corp. , 6.90% , 12/01/27
(h)
. 4,000 4,163,752
Resort Communities LoanCo. LP ,
12.50% , 11/21/28
(a) (e) (h)
........ 2,482 2,547,250
Toucan FinCo. Ltd. , 9.50% , 05/15/30
(h)
163 152,826
8,432,666
Chile — 0.0%
(a)(h)(i)
WOM Chile Holdco SpA , 5.00% ,
( 5.00 % Cash or 5.00 % PIK),
04/01/32
(j)
................. 241 213,190
WOM Mobile SA , 12.50% , ( 12.50%
Cash or 12.50 % PIK), 04/01/31 .. 10 9,443
222,633
China — 0.8%
(b)(c)(d)
Fantasia Holdings Group Co. Ltd. ,
11.75% , 04/17/25 ........... 200 3,000
SMCP SA , Series SMCP , 4.00% ,
10/14/24
(j)
................. EUR 7,100 6,529,868
6,532,868
Czech Republic — 0.2%
(b)
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30 ............ 119 144,124
Czechoslovak Group A/S , 5.25% ,
01/10/31 ................. 1,100 1,318,631
1,462,755
Denmark — 0.1%
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.77% , 04/22/30 .... 538 610,471
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.28% , 02/24/31
(b) (h)
.. 445 495,636
1,106,107
Finland — 0.0%
Mehilainen Yhtiot Oy , (3-mo. EURIBOR
at 0.00% Floor + 3.38%), 5.38% ,
06/30/32
(a) (b)
............... 187 216,842
France — 2.3%
Altice France SA
(b)
5.50% , 10/15/31 ............ 741 825,037
5.63% , 06/15/32 ............ 621 690,940
Atos SE , 1.00% , 12/18/32
(b) (k)
...... 1,996 1,314,801
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.75% , 07/18/30
(a) (b)
.... 1,447 1,616,017
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 3.37%),
6.00%
(a) (b) (l)
................ 1,500 1,728,975
BNP Paribas SA , Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(a) (l)
................. 1,163 1,260,267
Clariane SE , 7.88% , 06/27/30
(b)
.... 1,000 1,183,330
ELO SACA , 2.88% , 01/29/26
(b)
..... 500 574,015
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02% , 02/01/30
(a)
... 383 446,071
6.75% , 02/01/30 ............ 759 905,614

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
IPD 3 BV
(b)
5.50% , 06/15/31 ............ EUR 402 $ 472,201
5.50% , 06/15/31 ............ 900 1,057,165
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.51% , 07/31/30
(a)
... 916 1,060,887
5.00% , 04/30/31 ............ 448 522,707
La Financiere Atalian SAS , 8.50% ,
( 8.50 % Cash or 5.00 % PIK),
06/30/28
(b) (i)
................ 2,890 1,083,537
Lune Holdings SARL , 5.63% ,
11/15/28
(b)
................ 2,036 159,748
Maya SAS , 6.88% , 04/15/31
(b)
..... 900 1,111,157
New Immo Holding SA
(b)
3.25% , 07/23/27 ............ 100 114,337
5.88% , 04/17/28 ............ 200 239,002
4.88% , 12/08/28 ............ 700 818,185
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(a) (b) (l)
. 400 461,932
Sabena Technics SAS , (Acquired
10/28/22 , cost $ 293,795 ) , (3-mo.
EURIBOR + 5.00%), 6.98% ,
09/30/29
(a) (e) (g)
.............. 297 342,854
Worldline SA
(b)
0.00% , 07/30/26
(j) (m)
.......... 93 103,399
4.13% , 09/12/28 ............ 800 773,143
5.25% , 11/27/29 ............ 400 369,065
19,234,386
Germany — 2.6%
Alstria Office AG
(b)
4.25% , 10/15/29 ............ 600 682,115
5.50% , 03/20/31 ............ 600 711,301
Aroundtown Finance SARL
(a)(b)(l)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 320 437,326
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 1,500 1,512,303
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13% .......... EUR 1,016 1,250,839
(5-Year EURIBOR ICE Swap Rate
+ 3.43%), 5.25% .......... 1,612 1,824,612
Aroundtown SA , (5-Year EUR Swap
Annual + 2.42%), 1.63%
(a) (b) (l)
.... 200 223,035
BRANICKS Group AG , 2.25% ,
09/22/26
(b)
................ 500 463,918
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00% , 12/31/27
(b) (k)
.. 1,762 1,910,246
Deutsche Bank AG
(a)(b)(l)
(5-Year EURIBOR ICE Swap Rate
+ 5.26%), 8.13% .......... 800 1,008,596
(5-Year EURIBOR ICE Swap Rate
+ 5.11%), 7.38% .......... 1,200 1,500,283
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.37% , 04/01/31
(a) (e)
......... 525 493,226
Grand City Properties SA , (5-Year EUR
Swap Annual + 2.18%), 1.50%
(a) (b) (l)
1,100 1,242,154
IHO Verwaltungs GmbH , 8.00% ,
( 8.00 % Cash or 8.75 % PIK),
11/15/32
(h) (i)
................ USD 1,300 1,355,446
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28% , 10/15/32
(a) (b)
.... EUR 2,061 2,390,756
Security
Par (000)
Par (000) Value
Germany (continued)
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78% , 07/01/29
(a) (b)
.. EUR 1,222 $ 1,416,111
Salzgitter AG , 3.38% , 10/22/32
(b) (j)
... 1,100 1,310,554
TAG Immobilien AG , 0.63% ,
03/11/31
(b) (j)
................ 700 839,846
Tele Columbus AG , 10.00% , ( 10.00%
Cash or 10.00 % PIK), 01/01/29
(a) (b) (i)
79 61,137
Vonovia SE , Series B , 0.88% ,
05/20/32
(b) (j)
................ 900 1,026,685
21,660,489
Greece — 0.1%
Danaos Corp. , 8.50% , 03/01/28
(h)
... USD 900 906,601
Ireland — 0.9%
Cedacri SpA , (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.66% ,
05/15/28
(a) (b)
............... EUR 401 463,671
eircom Finance DAC , 5.00% ,
04/30/31
(b)
................ 1,576 1,854,021
Flutter Treasury DAC
(h)
6.38% , 04/29/29 ............ USD 3,500 3,626,291
5.88% , 06/04/31 ............ 1,338 1,354,725
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(b)
. GBP 244 325,791
7,624,499
Israel — 0.1%
Energean plc , 5.63% , 05/12/31
(b)
... EUR 475 549,786
Italy — 1.8%
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30
(b)
....... 1,594 1,862,751
Banca Monte dei Paschi di Siena SpA ,
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.38% , 10/02/35
(a) (b)
.... 1,098 1,292,881
Dolcetto Holdco SpA
(b)
5.63% , 07/14/32 ............ 919 1,083,381
(3-mo. EURIBOR + 3.63%), 5.64% ,
07/14/32
(a)
.............. 171 198,520
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.15% ,
07/15/31
(a) (b)
............... 926 1,071,523
Engineering - Ingegneria Informatica
- SpA
(b)
11.13% , 05/15/28 ........... 1,168 1,423,371
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 7.75% , 02/15/30
(a)
... 314 365,984
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(a) (b) (l)
.......... 350 414,536
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.00% ,
01/15/30
(a) (b)
............... 600 678,874
Fiber Midco SpA , 10.75% , ( 10.75%
Cash or 10.75 % PIK), 06/15/29
(b) (i)
660 672,978
Fibercop SpA , 6.00% , 09/30/34
(h)
... USD 206 194,012
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.78% , 04/15/29
(a) (b)
EUR 1,132 1,313,450
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76% , 12/15/29
(a) (b)
1,031 1,196,418
Itelyum Regeneration Spa , 5.75% ,
04/15/30
(b)
................ 409 478,078
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.32% ,
05/17/31
(a) (b)
............... 784 910,353

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
TeamSystem SpA
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53% , 07/31/31 .... EUR 685 $ 792,193
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28% , 07/01/32 .... 569 657,498
14,606,801
Japan — 1.3%
Kioxia Holdings Corp.
(h)
6.25% , 07/24/30 ............ USD 2,250 2,323,085
6.63% , 07/24/33 ............ 1,000 1,043,108
Nissan Motor Co. Ltd. , 6.38% ,
07/17/33
(b)
................ EUR 500 597,308
SoftBank Group Corp.
(b)
5.38% , 01/08/29 ............ 846 1,012,571
3.38% , 07/06/29 ............ 330 371,716
4.00% , 09/19/29 ............ 240 277,050
5.25% , 10/10/29 ............ 569 679,457
5.88% , 07/10/31 ............ 829 1,009,315
3.88% , 07/06/32 ............ 910 1,005,585
5.75% , 07/08/32 ............ 1,083 1,304,030
6.38% , 07/10/33 ............ 696 854,877
10,478,102
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(h)
.......... USD 200 177,871
10.38% , 03/31/29
(b)
.......... GBP 993 1,164,812
Deepocean Ltd. , 6.00% , 04/08/31
(b)
.. EUR 379 444,047
1,786,730
Luxembourg — 2.0%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(i)
................. 3,281 3,846,743
Encore Issuances SA , Series 155 , (3-
mo. EURIBOR + 10.00%), 12.05% ,
11/06/25
(a) (b)
............... 353 365,268
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(b)
................ 1,713 1,732,023
Garfunkelux Holdco 4 SA , 10.50% ,
( 10.50 % Cash or 10.50 % PIK),
05/01/30
(b) (i)
................ 148 —
INEOS Finance plc , 7.25% , 03/31/31
(b)
992 1,053,965
ION Platform Finance SARL
(b)
7.88% , 05/01/29 ............ 1,193 1,408,423
6.50% , 09/30/30 ............ 626 708,477
6.88% , 09/30/32 ............ 482 544,815
Kleopatra Finco SARL , 9.00% , ( 9.00%
Cash or 2.50 % PIK), 09/01/29
(a) (b) (c) (d)
(i)
....................... 585 31,006
Maxam Prill SARL , 6.00% , 07/15/30
(b)
1,618 1,896,993
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ............ 749 826,670
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.29% , 02/15/30
(a)
... 430 478,915
Titanium 2l Bondco SARL , 6.25% ,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(i)
................. 6,436 1,435,706
Vivion Investments SARL , 8.25% ,
( 8.25 % Cash or 8.00 % PIK),
02/28/29
(b) (i)
................ 2,074 2,375,383
16,704,387
Security
Par (000)
Par (000) Value
Mauritius — 1.0%
Flourishing Trade & Investment Ltd. ,
11.04% , 04/02/28
(e) (h)
......... USD 8,028 $ 8,339,908
Mexico — 0.3%
Heineken Holding NV , 2.63% ,
02/24/26
(b) (j)
................ EUR 2,200 2,534,195
Netherlands — 0.5%
(b)
Achmea BV , (5-Year EURIBOR ICE
Swap Rate + 3.21%), 5.75%
(a) (l)
.. 250 287,105
Euronext NV , 1.50% , 05/30/32
(j)
.... 400 454,566
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a) (l)
.. 925 1,093,600
Sunrise FinCo. I BV , 4.63% , 05/15/32 810 946,281
VZ Secured Financing BV , 5.25% ,
01/15/33 ................. 1,283 1,481,248
4,262,800
Norway — 0.1%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86% ,
11/15/83
(a) (b)
............... 673 861,018
Portugal — 1.5%
Banco Espirito Santo SA
(b)(c)(d)
2.63% , 05/08/17 ............ 6,100 1,546,856
4.75% , 01/15/18 ............ 19,300 4,894,152
4.00% , 01/21/25 ............ 22,800 5,781,693
12,222,701
South Korea — 0.3%
SK hynix, Inc. , 6.25% , 01/17/26
(h)
... USD 2,000 2,007,600
Spain — 0.5%
(b)
Cirsa Finance International SARL
7.88% , 07/31/28 ............ EUR 482 580,688
6.50% , 03/15/29 ............ 403 484,190
4.88% , 10/15/31 ............ 289 340,164
(3-mo. EURIBOR + 3.00%), 5.07% ,
10/15/32
(a)
.............. 424 494,042
Grifols SA , 7.13% , 05/01/30 ....... 1,630 1,973,960
3,873,044
Sweden — 0.9%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a) (b) (l)
974 1,089,645
Intrum Investments & Financing AB
(b)
7.75% , 09/11/27 ............ 479 512,620
7.75% , 09/11/27
(h)
........... SEK 657 62,461
8.00% , 09/11/27 ............ EUR 986 1,145,583
Series 1 , 7.75% , 09/11/28
(h)
..... 966 972,683
7.75% , 09/11/28
(h)
........... SEK 821 73,869
8.50% , 09/11/29 ............ EUR 247 245,648
8.50% , 09/11/29
(h)
........... SEK 821 73,262
8.50% , 09/11/30
(h)
........... 985 86,007
Preem AB , 12.00% , 06/30/27
(b)
..... EUR 810 966,854
Stena International SA
7.25% , 01/15/31
(b)
........... USD 2,094 2,137,735
7.25% , 01/15/31
(h)
........... 343 350,164
7,716,531
Switzerland — 0.4%
(b)
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30 ............ EUR 612 742,457
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27 ............ CHF 1,705 2,087,581
2,830,038

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 5.0%
Ardonagh Finco Ltd. , 6.88% , 02/15/31
(b)
EUR 1,000 $ 1,196,359
B&M European Value Retail SA , 4.00% ,
11/15/28
(b)
................ GBP 500 625,087
BCP V Modular Services Finance II plc
6.50% , 07/10/31
(b)
........... EUR 2,128 2,253,908
BCP V Modular Services Finance plc ,
6.75% , 11/30/29
(b)
........... 684 474,912
Bellis Acquisition Co. plc
(b)
8.13% , 05/14/30 ............ GBP 595 755,287
8.00% , 07/01/31 ............ EUR 209 244,936
British Airways Pass-Through Trust ,
Series 2013-1 , Class A , 8.63% ,
12/15/32
(e)
................ USD 16,528 17,376,341
Edge Finco plc , 8.13% , 08/15/31
(b)
.. GBP 1,311 1,824,094
Froneri Lux FinCo. SARL , 4.75% ,
08/01/32
(b)
................ EUR 772 907,037
Intu Jersey 2 Ltd. , 2.88% , 11/01/24
(b) (c) (d)
(j)
....................... GBP 3,817 651,854
Ithaca Energy North Sea plc , 8.13% ,
10/15/29
(h)
................ USD 800 838,763
Metrocentre Finance plc , 8.75% ,
( 8.75 % Cash or 8.75 % PIK),
12/05/25
(i)
................. GBP 668 454,857
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a) (l)
............... 550 378,396
3.62% , 11/20/28
(k)
........... 100 115,856
4.88% , 09/26/31 ............ EUR 1,050 927,235
Motion Finco SARL , 7.38% , 06/15/30
(b)
965 987,728
Nationwide Building Society
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(a) (b) (l)
.............. GBP 1,050 1,430,533
Ocado Group plc , 11.00% , 06/15/30
(b)
703 920,995
OEG Finance plc , 7.25% , 09/27/29
(b)
. EUR 1,437 1,733,168
Pinewood Finco plc , 6.00% , 03/27/30
(b)
GBP 839 1,111,768
TalkTalk Telecom Group Ltd. , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
02/29/28
(b) (i)
................ 555 499,478
Thames Water Kemble Finance plc ,
4.63% , 05/19/26
(b) (c) (d)
......... 432 4,892
Thames Water Utilities Finance plc ,
4.00% , 06/19/27
(b)
........... 100 96,679
Thames Water Utilities Ltd. , 0.00% ,
03/22/27
(h) (m)
............... 1 860
Virgin Media Secured Finance plc ,
4.13% , 08/15/30
(b)
........... 400 474,899
Vmed O2 UK Financing I plc
(b)
4.00% , 01/31/29 ............ 300 374,084
4.50% , 07/15/31 ............ 163 193,789
5.63% , 04/15/32 ............ EUR 2,902 3,406,016
Zegona Finance plc
(b)
6.75% , 07/15/29 ............ 630 766,839
6.75% , 07/15/29 ............ 423 514,878
41,541,528
United States — 38.9%
AAR Escrow Issuer LLC , 6.75% ,
03/15/29
(h)
................ USD 1,739 1,795,526
Advance Auto Parts, Inc. , 7.00% ,
08/01/30
(h)
................ 2,468 2,490,171
Albertsons Cos., Inc. , 5.50% ,
03/31/31
(h)
................ 394 397,114
Alexander Funding Trust II , 7.47% ,
07/31/28
(h)
................ 10,012 10,686,704
Security
Par (000)
Par (000) Value
United States (continued)
Allegiant Travel Co. , 7.25% , 08/15/27
(h)
USD 68 $ 68,764
Allied Universal Holdco LLC , 6.88% ,
06/15/30
(h)
................ 1,327 1,361,365
AMC Networks, Inc.
10.25% , 01/15/29
(h)
.......... 125 131,230
4.25% , 02/15/29 ............ 192 165,110
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
........... EUR 3,374 3,771,834
4.13% , 08/15/26
(h)
........... USD 604 555,680
Ashton Woods USA LLC
(h)
4.63% , 08/01/29 ............ 25 23,634
4.63% , 04/01/30 ............ 110 103,548
Avnet, Inc. , 1.75% , 09/01/30
(h) (j)
.... 2,397 2,362,243
Ball Corp. , 4.25% , 07/01/32 ....... EUR 875 1,039,876
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(h)
................ USD 5,500 5,747,500
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc. , 9.50% ,
07/01/32
(h) (n)
............... 3,728 3,751,263
Beignet Investor LLC , 6.58% ,
05/30/49
(h)
................ 23,547 25,117,759
Block, Inc. , 5.63% , 08/15/30
(h)
..... 3,000 3,045,327
Boost Newco Borrower LLC , 7.50% ,
01/15/31
(h)
................ 4,000 4,249,480
Cable One, Inc. , 0.00% , 03/15/26
(j) (m)
. 5,000 4,870,000
California Resources Corp. , 8.25% ,
06/15/29
(h)
................ 49 50,973
CCO Holdings LLC , 4.75% , 02/01/32
(h)
9 8,148
Civitas Resources, Inc.
(h)
5.00% , 10/15/26 ............ 99 98,510
8.38% , 07/01/28 ............ 77 79,559
8.63% , 11/01/30 ............ 18 18,609
Clarios Global LP
6.75% , 02/15/30
(h)
........... 476 493,460
4.75% , 06/15/31
(b)
........... EUR 1,104 1,297,973
Clear Channel Outdoor Holdings, Inc.
(h)
7.88% , 04/01/30 ............ USD 1,000 1,048,367
7.13% , 02/15/31 ............ 1,591 1,640,732
Cloud Software Group, Inc.
(h)
6.50% , 03/31/29 ............ 3,000 3,022,644
9.00% , 09/30/29 ............ 38 39,305
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(h)
........... 38 38,078
CommScope LLC , 9.50% , 12/15/31
(h)
3,000 3,055,834
Core Scientific, Inc. , 0.00% ,
06/15/31
(h) (j) (m)
.............. 23 29,239
CoreWeave, Inc. , 9.25% , 06/01/30
(h)
. 9,354 9,444,977
Coty, Inc. , 5.60% , 01/15/31
(h)
...... 3,000 3,010,098
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(h)
................ 18 17,001
CSC Holdings LLC
(h)
5.50% , 04/15/27 ............ 200 185,577
11.25% , 05/15/28 ........... 200 175,477
11.75% , 01/31/29 ........... 200 157,992
DISH Network Corp. , 11.75% ,
11/15/27
(h)
................ 1,500 1,579,174
EchoStar Corp.
0.00% , 12/15/25
(j) (m)
.......... 226 221,480
3.38% , 08/15/26
(j)
........... 60 57,630
10.75% , 11/30/29 ........... 5,000 5,504,372
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(i)
............... 1,000 1,002,848
EQT Corp. , 6.38% , 04/01/29 ...... 2,000 2,066,686
EquipmentShare.com, Inc. , 9.00% ,
05/15/28
(h)
................ 1,250 1,259,425

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Figeac Aero North America, Inc. ,
(Acquired 07/16/25 , cost $ 372,336 ) ,
7.79% , 07/23/30
(b) (e) (g)
......... EUR 320 $ 369,770
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25% , 03/12/40
(a)
........... USD 353 358,341
Forestar Group, Inc. , 5.00% , 03/01/28
(h)
557 555,746
Frontier Communications Holdings
LLC
(h)
6.75% , 05/01/29 ............ 3,000 3,030,219
6.00% , 01/15/30 ............ 3,000 3,042,123
8.75% , 05/15/30 ............ 11,344 11,867,038
8.63% , 03/15/31 ............ 150 158,352
Frontier Florida LLC , Series E , 6.86% ,
02/01/28 ................. 8,000 8,317,440
Full House Resorts, Inc. , 8.25% ,
02/15/28
(h)
................ 30 26,636
Gen Digital, Inc. , 6.75% , 09/30/27
(h)
. 4,500 4,569,719
GoTo Group, Inc.
(h)
5.50% , 05/01/28 ............ 901 315,420
5.50% , 05/01/28 ............ 1,264 1,055,215
Gray Media, Inc. , 10.50% , 07/15/29
(h)
2,000 2,155,258
Herc Holdings, Inc. , 7.00% , 06/15/30
(h)
1,722 1,802,381
Howard Hughes Corp. (The) , 5.38% ,
08/01/28
(h)
................ 231 230,620
Iron Mountain UK plc , 3.88% ,
11/15/25
(b)
................ GBP 1,443 1,895,210
Iron Mountain, Inc.
7.00% , 02/15/29
(h)
........... USD 2,500 2,575,128
4.75% , 01/15/34
(b)
........... EUR 977 1,130,362
Kronos International, Inc. , 9.50% ,
03/15/29
(b)
................ 1,467 1,677,660
Las Vegas Sands Corp.
5.63% , 06/15/28 ............ USD 4,000 4,090,128
6.00% , 06/14/30 ............ 4,810 5,028,638
Lessen LLC , (3-mo. CME Term SOFR
+ 8.50%), 12.76% , 01/05/28
(a) (e) (h)
. 1,062 987,309
Level 3 Financing, Inc. , 7.00% ,
03/31/34
(h)
................ 1,339 1,375,693
LGI Homes, Inc.
(h)
8.75% , 12/15/28 ............ 77 80,080
7.00% , 11/15/32 ............ 79 75,811
Live Nation Entertainment, Inc. , 2.88% ,
10/15/31
(h) (j)
................ 2,217 2,195,495
Mauser Packaging Solutions Holding
Co. , 7.88% , 04/15/27
(h)
........ 29 29,076
Midwest Gaming Borrower LLC , 4.88% ,
05/01/29
(h)
................ 77 74,742
Mobius Merger Sub, Inc. , 9.00% ,
06/01/30
(h)
................ 1,350 1,124,423
NCR Atleos Corp. , 9.50% , 04/01/29
(h)
6,750 7,289,494
Neogen Food Safety Corp. , 8.63% ,
07/20/30
(h)
................ 3,434 3,632,142
Nexstar Media, Inc. , 5.63% , 07/15/27
(h)
4 3,998
Olympus Water US Holding Corp. ,
5.38% , 10/01/29
(b)
........... EUR 560 609,039
Palomino Funding Trust I , 7.23% ,
05/17/28
(h)
................ USD 10,850 11,481,317
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(h)
........... 106 102,953
Permian Resources Operating LLC ,
8.00% , 04/15/27
(h)
........... 131 132,804
PG&E Corp. , 4.25% , 12/01/27
(j)
.... 2,000 2,052,800
Pitney Bowes, Inc. , 6.88% , 03/15/27
(h)
1,150 1,155,076
Security
Par (000)
Par (000) Value
United States (continued)
PRA Group Europe Holding II SARL ,
6.25% , 09/30/32
(b)
........... EUR 1,577 $ 1,758,653
Radiology Partners, Inc. , 8.50% ,
07/15/32
(h)
................ USD 2,000 2,079,925
Rand Parent LLC , 8.50% , 02/15/30
(h)
. 1,000 1,022,275
Reworld Holding Corp. , 4.88% ,
12/01/29
(h)
................ 32 30,069
RingCentral, Inc. , 8.50% , 08/15/30
(h)
. 7,750 8,253,463
Sabre GLBL, Inc.
(h)
10.75% , 11/15/29 ........... 743 705,850
11.13% , 07/15/30 ........... 2,930 2,768,850
Schneider Electric SE , Series SUFP ,
1.25% , 09/23/33
(b) (j)
.......... EUR 1,800 2,165,824
SCIL IV LLC , 9.50% , 07/15/28
(b)
.... 1,228 1,481,476
Seagate Data Storage Technology Pte.
Ltd.
(h)
8.25% , 12/15/29 ............ USD 7,500 7,968,422
5.88% , 07/15/30 ............ 250 256,137
8.50% , 07/15/31 ............ 1,269 1,350,677
9.63% , 12/01/32 ............ 7,150 8,150,199
Select Medical Corp. , 6.25% ,
12/01/32
(h)
................ 37 37,533
Service Properties Trust
8.38% , 06/15/29 ............ 242 240,394
8.63% , 11/15/31
(h)
........... 3,000 3,164,511
8.88% , 06/15/32 ............ 210 207,245
Solaris Energy Infrastructure, Inc. ,
4.75% , 05/01/30
(h) (j)
.......... 197 440,295
Sonder Holdings, Inc. , 7.00% , ( 7.00%
Cash or 7.00 % PIK), 12/10/27
(e) (i)
. 1,624 564,386
Spirit AeroSystems, Inc.
(h)
9.38% , 11/30/29 ............ 2,500 2,625,435
9.75% , 11/15/30 ............ 13,012 14,295,881
Starz Capital Holdings 1, Inc. , 6.00% ,
04/15/30
(h)
................ 17,535 16,482,900
Starz Capital Holdings LLC , 5.50% ,
04/15/29
(h)
................ 650 518,375
Stem, Inc. , 0.50% , 12/01/28
(h) (j)
..... 47 14,570
STL Holding Co. LLC , 8.75% ,
02/15/29
(h)
................ 52 54,524
SUN Country Marine, Inc. , Series 2022-
1B , 5.75% , 03/15/29
(e)
........ 7,773 7,870,055
Talen Energy Supply LLC
(h)
8.63% , 06/01/30 ............ 4,000 4,244,532
6.25% , 02/01/34 ............ 1,000 1,025,449
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00% , 05/06/31
(a)
........... 179 176,097
Transocean International Ltd. , 8.25% ,
05/15/29
(h)
................ 78 78,457
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(h)
........... 62 64,055
Univision Communications, Inc.
(h)
8.00% , 08/15/28 ............ 1,250 1,286,805
9.38% , 08/01/32 ............ 1,598 1,686,805
UWM Holdings LLC , 6.63% , 02/01/30
(h)
64 65,202
Venture Global LNG, Inc.
(h)
8.13% , 06/01/28 ............ 5,500 5,665,688
9.50% , 02/01/29 ............ 1,250 1,345,329
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a) (l)
......... 77 71,969
VoltaGrid LLC , 7.38% , 11/01/30
(h)
... 2,117 2,153,099
Warnermedia Holdings, Inc. , 3.76% ,
03/15/27 ................. 139 137,602

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Weekley Homes LLC , 4.88% ,
09/15/28
(h)
................ USD 149 $ 145,522
WESCO Distribution, Inc. , 7.25% ,
06/15/28
(h)
................ 1,250 1,267,430
William Carter Co. (The)
(h)
5.63% , 03/15/27 ............ 7 7,001
7.38% , 02/15/31 ............ 4,000 3,980,714
Windstream Services LLC , 7.50% ,
10/15/33
(h)
................ 750 748,642
Wolfspeed, Inc.
2.50% , 06/15/31
(h) (j)
.......... 36 78,210
2.50% , 06/15/31
(j)
........... 24 52,140
7.00% , ( 7.00 % Cash or 12.00%
PIK), 06/15/31
(i)
........... 86 73,354
WULF Compute LLC , 7.75% ,
10/15/30
(h)
................ 2,000 2,077,750
Xerox Corp.
(h)
10.25% , 10/15/30 ........... 6,734 6,885,239
13.50% , 04/15/31 ........... 3,633 3,513,550
XHR LP , 4.88% , 06/01/29
(h)
....... 16 15,640
Zayo Group Holdings, Inc. , 6.25% ,
( 6.25 % Cash or 0.50 % PIK),
03/09/30
(a) (h) (i)
.............. 5,812 5,523,434
320,869,591
Zambia — 0.3%
First Quantum Minerals Ltd. , 9.38% ,
03/01/29
(h)
................ 2,647 2,794,941
Total Corporate Bonds — 63.2%
(Cost: $ 561,913,972 ) ............................. 521,899,294
Fixed Rate Loan Interests
France — 0.4%
Atos SE, 1st Lien Term Loan ,
9.00%
,
12/17/29 ............ EUR 2,500 3,049,480
United States — 0.8%
X Corp., 1st Lien Term Loan B3 ,
9.50%
,
10/26/29 ............ USD 3,778 3,786,840
x.AI Corp., 1st Lien Term Loan ,
12.50%
,
06/28/30 ........... 2,993 3,123,422
6,910,262
Total Fixed Rate Loan Interests — 1.2%
(Cost: $ 9,280,005 ) .............................. 9,959,742
Floating Rate Loan Interests
Cayman Islands — 0.0%
Flexsys Cayman Holdings LP, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.71%
,
08/01/29
(a)
........... 149 37,876
Finland — 0.3%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.50%
,
08/05/31
(a)
........... EUR 1,867 2,166,753
Security
Par (000)
Par (000) Value
France — 0.5%
Atos SE, 1st Lien Term Loan ,
(3-mo. EURIBOR + 2.60%),
4.62%
,
12/17/30
(a)
........... EUR 3,674 $ 3,906,714
Germany — 0.7%
(a)
Kleopatra Finco SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
6.79%
,
02/12/26
(c) (d) (e)
......... 3,000 1,573,367
Rain Carbon, Inc., 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.03%
,
10/31/28 ...... 1,000 1,140,766
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan
B6 , (3-mo. EURIBOR at 0.00% Floor
+ 3.25%), 5.27%
,
07/15/32 ..... 1,000 1,157,630
Tele Columbus AG, Facility 1st Lien
Term Loan B , 01/01/29
(o)
....... 2,349 1,786,258
5,658,021
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan
(a)
16.50% , 11/10/27
(e)
.......... GBP 458 180,443
6.05% , 11/09/29 ............ 213 2,803
183,246
Luxembourg — 1.4%
(a)
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (6-mo. CME
Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
09/01/28
(e)
..... USD 198 197,482
Albion Financing 3 SARL, 1st Lien Term
Loan , 05/21/31
(o)
............ EUR 1,000 1,158,632
Altice Financing SA, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
10/29/27 . 1,179 1,063,212
Euro Parfums Fze, 1st Lien Term Loan ,
(6-mo. CME Term SOFR + 5.25%),
9.12%
,
07/01/32
(e)
........... USD 131 130,316
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 0.10%
,
12/29/28 ... EUR 1,874 1,063,567
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.50%
,
01/26/32 ............ 1,226 1,415,011
Rainbow Finco SARL, Facility 1st Lien
Term Loan B2 , 02/26/29
(o)
...... 1,000 1,157,987
Speed Midco 3 SARL, Facility 1st Lien
Term Loan B , 10/07/32
(o)
....... 1,800 2,077,882
Traviata III SARL, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.93% 01/22/33
(e)
...... 3,130 3,355,575
11,619,664
Netherlands — 0.7%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan , 02/09/28
(o)
........ 1,250 965,344
Median BV, 1st Lien Term Loan , (Daily
SONIA at 0.00% Floor + 5.93%),
10.01%
,
10/14/27 ........... GBP 1,700 2,187,508
Nobian Finance BV, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
07/01/30 . EUR 1,211 1,340,086

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Ziggo BV, Facility 1st Lien Term Loan
H , (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.89%
,
01/31/29 ..... EUR 1,139 $ 1,286,611
5,779,549
New Zealand — 0.4%
FNZ NZ Finco Ltd., 1st Lien Term Loan ,
(Daily SONIA at 0.00% Floor +
6.00%), 9.97%
,
11/05/31
(a) (e)
.... GBP 3,000 3,113,469
Spain — 0.1%
Natra SA, Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 6.20%),
0.00%
,
10/13/29
(a) (e)
.......... EUR 710 818,746
United Kingdom — 1.8%
(a)
Belron UK Finance plc, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.72%
,
10/16/31 . 1,687 1,954,563
Boots Group Bidco Ltd., 1st Lien Term
Loan , 08/30/32
(o)
............ GBP 1,159 1,530,319
CD&R Firefly Bidco plc, Facility 1st Lien
Term Loan B10 , 04/30/29
(o)
..... 1,825 2,390,166
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.39%
,
04/03/29 ............ EUR 1,410 1,399,287
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan , (Daily
SONIA at 0.00% Floor + 9.38%),
13.84% 10/31/29 ............ GBP 1,452 1,868,925
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.53%
,
11/04/30 . EUR 1,800 2,046,844
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5 , (6-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.56%
,
03/25/31 ............ 2,389 2,752,868
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 6.20%),
8.20%
,
10/10/29
(e)
........... 75 86,429
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B , 07/16/29
(o)
....... 1,115 1,289,249
15,318,650
United States — 3.8%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.65% , 03/11/30 USD 82 81,486
(1-mo. CME Term SOFR at 1.00%
Floor + 7.61%), 11.65% , 03/11/30 75 74,163
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.28%
,
02/01/30 . 11,512 10,921,896
Ascensus Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.96%
,
08/02/28 ............ 2 2,346
Atlas CC Acquisition Corp., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.37%
,
05/25/29 ............ 820 467,353
Security
Par (000)
Par (000) Value
United States (continued)
Atlas CC Acquisition Corp., 1st Lien
Term Loan C , (3-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.37% 05/25/29 ............. USD 118 $ 67,086
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.46%
,
08/01/28 ...... 57 49,626
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.95%
,
02/06/29 ............ —
(p)
17
Concrete Investment II SCA,
Facility 1st Lien Term Loan A2 ,
(3-mo. EURIBOR + 2.00%),
4.02%
,
11/28/25
(e)
........... EUR 92 11
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.76%
,
09/29/28 . USD 177 176,822
CoreWeave Acquisition Co. IV LLC,
Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.25%),
8.24%
,
09/29/30
(e)
........... 255 250,976
CoreWeave Compute Acquisition
Co. II LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 9.62%),
13.62%
,
07/30/28
(e)
.......... 1,048 1,047,092
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.00%
,
05/16/29
(e)
.......... 1,034 1,050,840
CSC Holdings LLC, 1st Lien Term Loan
B5 , (US Prime Rate at 0.00% Floor
+ 1.50%), 8.75%
,
04/15/27 ..... 46 43,341
CVR CHC LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.00%
,
12/30/27 . 117 116,785
Digital Room Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.31%
,
12/21/28 ............ 234 229,102
DirecTV Financing LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.10%
,
08/02/27 ............ 15 14,764
DirecTV Financing LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.81%
,
02/17/31 ............ 164 161,548
ECL Entertainment LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.96%
,
08/30/30 ............ 487 484,935
EIS Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.96%
,
07/08/28
(e)
584 564,377
EIS Group Ltd.,1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.96%
,
07/10/28
(e)
58 56,438

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.60%
,
12/29/27
(e)
.......... USD 276 $ 187,391
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.03%
,
03/30/27 . EUR 841 310,147
GoTo Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.79%
,
04/30/28 . USD 1,192 912,850
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.60%
,
10/25/28
(e)
........... 157 129,138
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.46%
,
04/26/30 ............ 316 311,904
Jack Ohio Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.96%
,
01/28/32 ............ 102 101,973
LABL, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50%
Floor + 5.00%), 8.94%
,
10/30/28 . 248 186,226
Maverick Gaming LLC, 1st Lien Term
Loan
(e)
(US Prime Rate at 1.00% Floor +
7.50%), 14.75% , 06/05/28 .... 202 111,155
(US Prime Rate + 7.50%),
14.75% , 06/05/28 ......... 115 103,572
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
10.94%
,
11/01/29 ........... 461 94,505
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 0.00%),
10.32%
,
02/16/29
(e)
.......... 56 53,496
Montage Hotels & Resorts LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.33%
,
02/16/29
(e)
.......... 346 333,439
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.50% , 01/24/29 527 529,815
(3-mo. CME Term SOFR at 0.50%
Floor + 1.00%), 5.10% , 01/24/30 558 232,873
Pitney Bowes, Inc., 1st Lien Term Loan
B , 03/19/32
(o)
.............. 727 724,840
Potters Borrower LP, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
6.96%
,
12/14/27 ............ 87 86,923
Redstone Holdco 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
8.85%
,
04/27/28 ............ 5,400 2,173,604
Redstone Holdco 2 LP, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.32%
,
04/27/29 ........... 3,548 620,900
Security
Par (000)
Par (000) Value
United States (continued)
Runitonetime LLC, 1st Lien Term
Loan
(e)
(12-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.28% , 04/16/26 ......... USD 13 $ 12,704
(1-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.46% , 05/06/26 ......... 42 39,920
(12-mo. CME Term SOFR at
2.00% Floor + 12.50%),
16.38% , 07/07/26 ......... 16 15,397
StubHub Holdco Sub LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.71%
,
03/15/30 ............ 363 362,295
Vaco Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.15%
,
01/22/29 ............ 282 238,050
VeriFone Systems, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.35%
,
08/18/28 ............ 6,737 6,436,320
X Corp., 1st Lien Term Loan B1 , (6-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.45%
,
10/26/29 ...... 489 475,892
Xerox Corp., 1st Lien Term Loan ,
11/19/29
(o)
................ 772 718,867
Zayo Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.58% 03/11/30 ............. 60 56,916
31,422,116
Total Floating Rate Loan Interests — 9.7%
(Cost: $ 88,651,986 ) .............................. 80,024,804
Foreign Agency Obligations
France — 0.2%
Electricite de France SA
(a)(b)(l)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 400 442,341
(5-Year EURIBOR ICE Swap Rate
+ 2.07%), 4.38% .......... 600 685,960
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 500 671,292
1,799,593
Total Foreign Agency Obligations — 0.2%
(Cost: $ 1,731,603 ) .............................. 1,799,593
Foreign Government Obligations
Spain — 0.4%
Bonos y Obligaciones del Estado ,
3.20% , 10/31/35
(b) (h)
.......... EUR 3,090 3,578,863
Total Foreign Government Obligations — 0.4%
(Cost: $ 3,554,678 ) .............................. 3,578,863

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0 .5%
United States — 0.5%
CSMC Trust, Series 2022-LION,
Class A, (1-mo. CME Term SOFR
at 3.59% Floor + 3.44%), 7.47%,
02/15/27
(a) (e) (h)
.............. USD 4,000 $ 3,974,039
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $ 3,983,731 ) .............................. 3,974,039
Shares
Shares
Preferred Securities
Preferred Stocks — 0.8%
Finland — 0.1%
Aiven OY , Series D
(d) (e)
.......... 6,597 360,394
United States — 0.7%
(e)
Cap Hill Brands , Class E
(d)
........ 506,652 5
CoreWeave, Inc. , 10.00% ........ 430,000 838,500
Dream Finders Homes, Inc.
(Preference) , 9.00%
(l)
......... 2,261 2,235,564
HawkEye 360, Inc. , Series D1
(d)
.... 34,579 654,580
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 723,000 )
(d) (g)
.... 723,000 520,560
Lessen Holdings, Inc. , Series B , Class
E
(d)
..................... 16,373 8,187
Veritas Newco
(d)
............... 17,298 406,499
Veritas Newco, Series G-1
(d)
...... 11,940 280,600
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 567,638 ) ,
12.00%
(g)
................. 194,516 1,174,877
6,119,372
Total Preferred Securities — 0.8%
(Cost: $ 6,376,666 ) .............................. 6,479,766
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(d)
.................. 5,012 200
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(d)
.................. 109,736 12,649
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(d)
.................. 71,516 82
Security
Shares
Shares Value
United States — 0.0%
(d)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 529 $ 238
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(e)
.......... 9,692 —
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(e)
.......... 16,190 4,409
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 7,796 1,325
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(e) (g)
.......... 43 89,369
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(e)
................... 4,328 64,314
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(e)
.................. 1,695 16,984
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(e)
................... 10,681 158,720
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 )
(e)
.................. 6,894 —
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 13,726 347
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 5,599 927
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 20,304 3,360
Service King Midas International
( Issued/Exercisable 07/14/22 ,
1 Share for 1 Warrant, Expires
04/26/27 , Strike Price USD 10.00 )
(e)
580 —
Sonder Enterprises, Inc. ( Issued/
Exercisable 12/30/24 , 1 Share for
1 Warrant, Expires 12/30/29 , Strike
Price USD 0.01 )
(e)
........... 3,884 —
Sonder Enterprises, Inc. ( Issued/
Exercisable 04/11/25 , 1 Share for
1 Warrant, Expires 04/11/30 , Strike
Price USD 1.00 )
(e)
........... 38,747 —
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 )
( Issued/Exercisable 10/14/22 ,
1 Share for 1 Warrant, Expires
10/07/32 , Strike Price USD 0.01 )
(e) (g)
23,975 115,560

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 11,228 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(g)
.................. 11,228 $ 382
455,935
Total Warrants — 0.0%
(Cost: $ 140,376 ) ................................ 468,866
Total Long-Term Investments — 86 .2%
(Cost: $ 769,213,591 ) ............................. 711,978,325
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 1.5%
(q)
Barclays Bank plc , 3.65% , 11/25/25
(Purchased on 10/31/25 to be
repurchased at USD 1,186,370 ,
collateralized by CCO Holdings LLC ,
4.50%, due at 05/01/32 , par and
fair value of USD 1,300,000 and
$ 1,156,115 , respectively) ...... USD 1,186 1,186,250
Barclays Bank plc , 3.65% , 11/25/25
(Purchased on 10/31/25 to be
repurchased at USD 158,116 ,
collateralized by Rivian Holdings
LLC , 10.00%, due at 01/15/31 , par
and fair value of USD 170,000 and
$ 151,413 , respectively) ........ 158 158,100
Barclays Capital, Inc. , 0.15% , 11/25/25
(Purchased on 10/31/25 to be
repurchased at USD 292,501 ,
collateralized by Xerox Holdings
Corp. , 8.88%, due at 11/30/29 , par
and fair value of USD 600,000 and
$ 261,000 , respectively) ........ 293 292,500
Barclays Capital, Inc. , 2.25% , 11/25/25
(Purchased on 10/31/25 to be
repurchased at USD 258,080 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due at
06/01/29 , par and fair value of USD
261,000 and $ 252,632 , respectively) 258 258,064
Barclays Capital, Inc. , 3.65% , 11/25/25
(Purchased on 10/31/25 to be
repurchased at USD 1,122,366 ,
collateralized by INEOS Finance
plc , 7.50%, due at 04/15/29 , par and
fair value of USD 1,200,000 and
$ 1,117,373 , respectively) ...... 1,122 1,122,252
Barclays Capital, Inc. , 3.65% , 11/25/25
(Purchased on 10/31/25 to be
repurchased at USD 153,391 ,
collateralized by Xerox Holdings
Corp. , 5.50%, due at 08/15/28 , par
and fair value of USD 300,000 and
$ 142,500 , respectively) ........ 153 153,375
Security
Par (000)
Par (000) Value
BNP Paribas SA , 3.60% , Open
(Purchased on 07/21/25 to be
repurchased at USD 605,388 ,
collateralized by Sirius XM Radio
LLC , 4.13%, due at 07/01/30 , par
and fair value of USD 650,000 and
$ 611,791 , respectively)
(r)
....... USD 599 $ 598,813
BofA Securities, Inc. , 3.62% , 01/16/26
(Purchased on 10/31/25 to be
repurchased at USD 1,189,620 ,
collateralized by JetBlue Airways
Corp. , 9.88%, due at 09/20/31 , par
and fair value of USD 1,200,000 and
$ 1,179,473 , respectively) ...... 1,190 1,189,500
Goldman Sachs & Co. LLC ,
3.60% , Open (Purchased on
05/19/25 to be repurchased at
USD 314,844 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value
of USD 329,000 and $ 326,612 ,
respectively)
(r)
.............. 309 309,260
J.P. Morgan Securities LLC ,
3.66% , 11/06/25 (Purchased on
10/31/25 to be repurchased at
USD 1,408,893 , collateralized by
OneMain Finance Corp. , 6.50%,
due at 03/15/33 , par and fair value
of USD 1,400,000 and $ 1,397,181 ,
respectively) ............... 1,409 1,408,750
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
10/29/25 to be repurchased at USD
409,557 , collateralized by Cerved
Group SpA , 6.00%, due at 02/15/29 ,
par and fair value of EUR 400,000
and $ 424,351 , respectively)
(r)
.... EUR 355 409,517
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
05/27/25 to be repurchased at
USD 846,268 , collateralized by
Banco Santander SA , 3.63%, par
and fair value of EUR 800,000 and
$ 876,721 , respectively)
(l) (r)
...... 729 839,959
Nomura Securities International,
Inc. , 3.00% , Open (Purchased on
10/30/25 to be repurchased at USD
970,356 , collateralized by MGM
Resorts International , 6.50%, due
at 04/15/32 , par and fair value
of USD 950,000 and $ 964,593 ,
respectively)
(r)
.............. USD 970 970,188
Nomura Securities International,
Inc. , 3.62% , Open (Purchased
on 10/31/25 to be repurchased at
USD 479,423 , collateralized by
Huntsman International LLC , 4.50%,
due at 05/01/29 , par and fair value
of USD 500,000 and $ 462,245 ,
respectively)
(r)
.............. 479 479,375
RBC Capital Markets LLC ,
1.90% , Open (Purchased on
10/15/25 to be repurchased at
USD 539,543 , collateralized by
Clear Channel Outdoor Holdings,
Inc. , 7.50%, due at 06/01/29 , par
and fair value of USD 550,000 and
$ 539,686 , respectively)
(r)
....... 539 539,000

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.50% , Open (Purchased on
08/05/25 to be repurchased at USD
967,431 , collateralized by McAfee
Corp. , 7.38%, due at 02/15/30 , par
and fair value of USD 1,000,000 and
$ 915,441 , respectively)
(r)
....... USD 959 $ 958,750
RBC Capital Markets LLC ,
3.50% , Open (Purchased on
08/05/25 to be repurchased at
USD 615,716 , collateralized by
Transocean International Ltd. ,
8.50%, due at 05/15/31 , par and
fair value of USD 650,000 and
$ 645,329 , respectively)
(r)
....... 610 610,191
RBC Capital Markets LLC ,
3.65% , Open (Purchased on
10/22/25 to be repurchased at USD
714,769 , collateralized by Central
Parent, Inc. , 7.25%, due at 06/15/29 ,
par and fair value of USD 850,000
and $ 698,208 , respectively)
(r)
.... 714 714,000
Total Borrowed Bond Agreements — 1.5%
(Cost: $ 12,186,154 ) .............................. 12,197,844
Shares
Shares
Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.94%
(s) (t)
.... 64,361,738 64,361,738
Total Money Market Funds — 7 .8%
(Cost: $ 64,361,738 ) .............................. 64,361,738
Total Short-Term Securities — 9.3%
(Cost: $ 76,547,892 ) .............................. 76,559,582
Total Options Purchased — 0 .2%
(Cost: $ 2,608,670 ) .............................. 1,764,294
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 95.7%
(Cost: $ 848,370,153 ) ............................. 790,302,201
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (1,516,667) ) ................. (886,309)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 1 .5 ) %
Italy — (0.1)%
Cerved Group SpA , 6.00% , 02/15/29 EUR (400) (424,351)
Luxembourg — (0.1)%
INEOS Finance plc , 7.50% , 04/15/29
(h)
USD (1,200) (1,117,373)
Spain — (0.1)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a) (l)
................. EUR (800) (876,720)
Security
Par (000)
Par (000) Value
United States — (1.2)%
CCO Holdings LLC , 4.50% , 05/01/32 USD (1,300) $ (1,156,115)
Central Parent, Inc. , 7.25% , 06/15/29
(h)
(850) (698,208)
Clear Channel Outdoor Holdings, Inc. ,
7.50% , 06/01/29
(h)
........... (550) (539,686)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(h)
........... (261) (252,632)
Huntsman International LLC ,
4.50% , 05/01/29 ............ (500) (462,245)
JetBlue Airways Corp. ,
9.88% , 09/20/31
(h)
........... (1,200) (1,179,473)
McAfee Corp. , 7.38% , 02/15/30
(h)
... (1,000) (915,441)
MGM Resorts International ,
6.50% , 04/15/32 ............ (950) (964,593)
OneMain Finance Corp. ,
6.50% , 03/15/33 ............ (1,400) (1,397,181)
PBF Holding Co. LLC , 6.00% , 02/15/28 (329) (326,612)
Rivian Holdings LLC ,
10.00% , 01/15/31
(h)
.......... (170) (151,413)
Sirius XM Radio LLC ,
4.13% , 07/01/30
(h)
........... (650) (611,791)
Transocean International Ltd. ,
8.50% , 05/15/31
(h)
........... (650) (645,329)
Xerox Holdings Corp.
(h)
:
5.50% , 08/15/28 ............ (300) (142,500)
8.88% , 11/30/29 ............ (600) (261,000)
(9,704,219)
Total Borrowed Bonds — ( 1 .5 ) %
(Proceeds: $ (12,099,662) ) .........................
(12,122,663)
Investments Sold Short
Corporate Bonds
United States — (0.0)%
CCO Holdings LLC , 4.50% , 05/01/32 (200) (178,000)
Total Corporate Bonds — (0.0)%
(Proceeds: $ (178,000) ) ........................... (178,000)
Shares
Shares
Investment Companies
Janus Detroit Street Trust ........ (20,000) (964,000)
Total Investment Companies
— (0.1)%
(Proceeds: $ (957,166) ) ........................... (964,000)
Total Investments Sold Short — ( 0 .1 ) %
(Proceeds: $ (1,135,166) ) .......................... (1,142,000)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 94 .0%
(Cost: $ 833,618,658 ) ............................. 776,151,229
Other Assets Less Liabilities — 6.0% ................... 49,669,959
Net Assets — 100.0% .............................. $ 825,821,188
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,679,293, representing 0.45% of its net assets as of period end, and an original cost of $3,212,302.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Convertible security.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Perpetual security with no stated maturity date.
(m)
Zero-coupon bond.
(n)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Rounds to less than 1,000.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 89,144,689 $ — $ (24,782,951)
(a)
$ — $ — $ 64,361,738 64,361,738 $ 896,760 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 100 12/08/25 $ 13,631 $ 40,441
Euro-BTP ............................................................... 25 12/08/25 3,499 61,123
U.S. Treasury 10-Year Note ................................................... 23 12/19/25 2,593 (1,691)
U.S. Treasury 10-Year Ultra Note ............................................... 2 12/19/25 231 2,955
U.S. Treasury 5-Year Note .................................................... 150 12/31/25 16,389 (77,932)
24,896
Short Contracts
Euro-OAT ............................................................... 100 12/08/25 14,128 (229,350)
Russell 2000 E-Mini Index .................................................... 33 12/19/25 4,108 (112,705)
S&P 500 E-Mini Index ....................................................... 1 12/19/25 344 (10,305)
(352,360)
$ (327,464)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 333,778 AUD 499,000 State Street Bank and Trust Co. 12/17/25 $ 7,126
USD 2,093,438 CHF 1,629,000 Morgan Stanley & Co. International plc 12/17/25 58,697
USD 233,479 DKK 1,495,000 JPMorgan Chase Bank NA 12/17/25 2,054
USD 44,252 EUR 38,000 Bank of America NA 12/17/25 342
USD 2,183,745 EUR 1,884,000 Citibank NA 12/17/25 6,744
USD 7,606,158 EUR 6,452,000 Deutsche Bank AG 12/17/25 150,739
USD 1,968,029 EUR 1,652,591 Goldman Sachs International 12/17/25 58,426
USD 7,815,645 EUR 6,662,669 JPMorgan Chase Bank NA 12/17/25 116,796
USD 273,888,099 EUR 231,626,636 Morgan Stanley & Co. International plc 12/17/25 6,238,764
USD 1,281,828 EUR 1,084,000 Morgan Stanley & Co. International plc 12/17/25 29,244
USD 2,639 GBP 2,000 BNP Paribas SA 12/17/25 11
USD 34,122,689 GBP 25,161,000 Morgan Stanley & Co. International plc 12/17/25 1,066,899
USD 166,809 GBP 123,000 Morgan Stanley & Co. International plc 12/17/25 5,215
USD 58,116 JPY 8,482,000 HSBC Bank plc 12/17/25 2,832
USD 272,172 SEK 2,499,000 Morgan Stanley & Co. International plc 12/17/25 8,433
7,752,322
DKK 2,679,000 USD 416,154 BNP Paribas SA 12/17/25 (1,447)
EUR 305,237 USD 353,430 Barclays Bank plc 12/17/25 (722)
EUR 3,774,104 USD 4,450,891 JPMorgan Chase Bank NA 12/17/25 (89,837)
EUR 4,676,829 USD 5,504,249 Morgan Stanley & Co. International plc 12/17/25 (100,077)
GBP 1,521,000 USD 1,999,871 Bank of America NA 12/17/25 (1,625)
GBP 571,000 USD 763,501 Barclays Bank plc 12/17/25 (13,338)
JPY 11,730,000 USD 77,634 BNP Paribas SA 12/17/25 (1,180)
SEK 952,000 USD 101,354 Barclays Bank plc 12/17/25 (882)
(209,108)
$ 7,543,214
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Informatica, Inc. ............................ 250 11/21/25 USD 35.00 USD 622 $ 10,000

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 500 11/21/25 USD 114.00 USD 5,562 $ 4,250
Sabre Corp. ............................... 1,000 11/21/25 USD 2.50 USD 205 12,500
Warner Bros Discovery, Inc. .................... 750 11/21/25 USD 24.00 USD 1,684 25,500
Warner Bros Discovery, Inc. .................... 750 11/21/25 USD 23.00 USD 1,684 49,875
EURO STOXX 50 Index ....................... 183 12/19/25 EUR 5,900.00 EUR 10,362 71,296
EURO STOXX 50 Index ....................... 183 12/19/25 EUR 5,400.00 EUR 10,362 674,570
Lionsgate Studios Corp. ....................... 500 12/19/25 USD 9.00 USD 322 8,750
Sabre Corp. ............................... 750 12/19/25 USD 3.00 USD 153 7,500
Xerox Holdings Corp. ......................... 750 12/19/25 USD 5.00 USD 249 5,625
869,866
Put
S&P 500 Index ............................. 69 11/07/25 USD 6,200.00 USD 47,197 4,140
S&P 500 Index ............................. 69 11/07/25 USD 6,500.00 USD 47,197 17,078
Carter's, Inc. ............................... 500 11/21/25 USD 27.50 USD 1,570 18,750
CoreWeave, Inc. ............................ 250 11/21/25 USD 95.00 USD 3,343 35,125
EURO STOXX Bank Index ..................... 1,250 11/21/25 EUR 200.00 EUR 14,588 18,010
Invesco Senior Loan ETF ...................... 1,000 11/21/25 USD 20.00 USD 2,090 8,000
iShares Russell 2000 ETF ...................... 200 11/21/25 USD 220.00 USD 4,925 7,100
iShares Russell 2000 ETF ...................... 250 11/21/25 USD 230.00 USD 6,156 24,250
iShares Russell 2000 ETF ...................... 250 11/21/25 USD 225.00 USD 6,156 14,250
Janus Detroit Street Trust ...................... 750 11/21/25 USD 47.00 USD 3,615 30,000
OneMain Holdings, Inc. ....................... 350 11/21/25 USD 50.00 USD 2,072 7,875
OneMain Holdings, Inc. ....................... 500 11/21/25 USD 45.00 USD 2,960 18,750
S&P 500 Index ............................. 16 11/21/25 USD 6,500.00 USD 10,944 32,960
SPDR S&P 500 ETF Trust ...................... 125 11/21/25 USD 630.00 USD 8,526 14,063
Stellantis NV ............................... 500 11/21/25 USD 9.00 USD 507 5,000
U.S. Treasury 10-Year Note ..................... 250 11/21/25 USD 112.50 USD 25,000 93,750
Ally Financial, Inc. ........................... 350 12/19/25 USD 35.00 USD 1,364 24,500
EURO STOXX Bank Index ..................... 478 12/19/25 EUR 220.00 EUR 5,578 97,797
EURO STOXX Bank Index ..................... 478 12/19/25 EUR 190.00 EUR 5,578 17,906
Invesco Senior Loan ETF ...................... 2,000 12/19/25 USD 20.00 USD 4,180 16,000
Terawulf, Inc. .............................. 500 12/19/25 USD 10.00 USD 775 15,500
U.S. Treasury 30-Year Bond .................... 50 12/26/25 USD 114.00 USD 5,000 28,906
549,710
$ 1,419,576
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 01/21/26 EUR 60.00 EUR 24,314 $ 50,226
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 EUR 60.00 EUR 24,314 65,717
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 EUR 65.00 EUR 24,314 63,225
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly Bank of America NA 12/17/25 USD 104.50 USD 10,000 35,000
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 11/19/25 USD 106.00 USD 10,000 21,693
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 11/19/25 USD 106.00 USD 5,000 10,847

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly
Goldman Sachs
International 11/19/25 USD 106.00 USD 10,000 $ 21,693
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 45.V1 Quarterly Royal Bank of Canada 11/19/25 USD 106.50 USD 10,000 30,545
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 12/17/25 EUR 300.00 EUR 10,000 45,772
$ 344,718
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CoreWeave, Inc. ............................. 700 11/21/25 USD 220.00 USD 9,360 $ (29,751)
Warner Bros Discovery, Inc. ..................... 1,500 11/21/25 USD 26.00 USD 3,368 (15,750)
EURO STOXX 50 Index ........................ 366 12/19/25 EUR 5,650.00 EUR 20,723 (575,431)
(620,932)
Put
S&P 500 Index .............................. 69 11/07/25 USD 6,400.00 USD 47,197 (9,487)
S&P 500 Index .............................. 69 11/07/25 USD 6,300.00 USD 47,197 (6,037)
CoreWeave, Inc. ............................. 250 11/21/25 USD 75.00 USD 3,343 (10,375)
iShares Russell 2000 ETF ....................... 200 11/21/25 USD 180.00 USD 4,925 (1,200)
iShares Russell 2000 ETF ....................... 250 11/21/25 USD 200.00 USD 6,156 (3,000)
iShares Russell 2000 ETF ....................... 250 11/21/25 USD 185.00 USD 6,156 (1,750)
OneMain Holdings, Inc. ........................ 350 11/21/25 USD 40.00 USD 2,072 (19,250)
S&P 500 Index .............................. 16 11/21/25 USD 6,100.00 USD 10,944 (9,200)
SPDR S&P 500 ETF Trust ....................... 125 11/21/25 USD 570.00 USD 8,526 (3,562)
Stellantis NV ................................ 500 11/21/25 USD 7.00 USD 507 (2,500)
EURO STOXX Bank Index ...................... 956 12/19/25 EUR 205.00 EUR 11,157 (77,135)
(143,496)
$ (764,428)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 01/21/26 A- EUR 70.00 EUR 24,314 $ (28,355)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 02/18/26 A- EUR 70.00 EUR 24,314 (40,156)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 44.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 03/18/26 A- EUR 75.00 EUR 24,314 (42,872)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V1 5 .00 % Quarterly
Goldman Sachs
International 11/19/25 NR USD 101.00 USD 10,000 $ (2,734)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V1 5 .00 Quarterly
Goldman Sachs
International 11/19/25 NR USD 101.00 USD 5,000 (1,367)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V1 5 .00 Quarterly
Goldman Sachs
International 11/19/25 B+ USD 101.00 USD 10,000 (2,734)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V1 5 .00 Quarterly Royal Bank of Canada 11/19/25 NR USD 102.00 USD 10,000 (3,663)
$ (121,881)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 % Quarterly 06/20/30 USD 1,000 $ (80,988) $ (59,579) $ (21,409)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 7,736 (976,613) (890,179) (86,434)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 228 (28,800) (27,684) (1,116)
iTraxx Europe Main Index Series 44.V1 ..... 1 .00 Quarterly 12/20/30 EUR 65,290 (1,732,721) (1,581,243) (151,478)
iTraxx Europe Main Index Series 44.V1 ..... 1 .00 Quarterly 12/20/30 EUR 728 (19,325) (18,349) (976)
iTraxx Europe Senior Financials Index Series
44.V1 ......................... 1 .00 Quarterly 12/20/30 EUR 1,937 (46,961) (44,435) (2,526)
Markit CDX North American High Yield Index
Series 45.V1 ..................... 5 .00 Quarterly 12/20/30 USD 302 (23,622) (22,534) (1,088)
$ (2,909,030) $ (2,644,003) $ (265,027)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/25 USD 1,500 $ (4,663) $ 13,991 $ (18,654)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 200 (4,427) 4,563 (8,990)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 300 (6,640) 8,873 (15,513)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (34,421) 11,849 (46,270)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 2,755 85,580 (82,825)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 1,874 56,629 (54,755)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 1,102 35,062 (33,960)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 1,653 54,128 (52,475)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 5,511 238,258 (232,747)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 1,837 55,550 (53,713)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 3,674 150,504 (146,830)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (89,501) 34,933 (124,434)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (62,224) 24,332 (86,556)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 314,158 41,514 272,644
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (2,139) 3,335 (5,474)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (10,967) 26,188 (37,155)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UBS Group AG ........... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 $ (17,889) $ 14,496 $ (32,385)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (3,512) (614) (2,898)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 (215,532) 42,579 (258,111)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 (9,925) 97,619 (107,544)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 (3,683) 1,746 (5,429)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,500 (214,181) (138,300) (75,881)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (107,091) (61,118) (45,973)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 970 (136,571) (15,987) (120,584)
Honda Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 JPY 186,126 (31,424) (30,183) (1,241)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 1,250 (196,539) (169,137) (27,402)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 2,000 (47,146) (9,906) (37,240)
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,000 (165,679) (160,178) (5,501)
Avnet, Inc. .............. 1 .00 Quarterly Goldman Sachs Bank USA 12/20/30 USD 3,000 (31,137) (29,008) (2,129)
Bayerische Motoren Werke AG 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 3,243 (93,069) (81,381) (11,688)
CMA CGM SA ............ 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 1,658 (229,209) (210,921) (18,288)
Constellium SE ........... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 1,658 (263,145) (249,748) (13,397)
Fibercop SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/30 EUR 1,661 86,228 106,249 (20,021)
Grifols SA ............... 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 2,212 (243,103) (203,286) (39,817)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 3,000 (705,721) (693,471) (12,250)
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly Bank of America NA 12/20/30 EUR 815 (116,014) (121,408) 5,394
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly Citibank NA 12/20/30 EUR 811 (115,373) (110,046) (5,327)
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 1,657 (235,871) (236,544) 673
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 811 (115,373) (113,811) (1,562)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 12/20/30 EUR 637 16,491 19,997 (3,506)
Mercedes-Benz Group AG .... 1 .00 Quarterly Barclays Bank plc 12/20/30 EUR 3,243 (93,247) (80,449) (12,798)
Picard Bondco SA ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 1,401 (195,504) (176,997) (18,507)
Republic of Panama ........ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,000 12,227 20,404 (8,177)
Southwest Airlines Co. ...... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 1,000 2,283 2,751 (468)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 4,500 10,272 20,448 (10,176)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 10,070 22,986 45,758 (22,772)
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 2,468 (483,496) (430,347) (53,149)
Stena AB ............... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 491 (67,191) (65,239) (1,952)
Stena AB ............... 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 328 (44,794) (42,769) (2,025)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 1,082 (147,945) (148,474) 529
Sudzucker International Finance
BV ................. 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 1,647 26,339 25,282 1,057
thyssenkrupp AG .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/30 EUR 2,788 (40,448) (42,264) 1,816
United Group BV .......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 810 (65,624) (53,389) (12,235)
United Group BV .......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 964 (78,101) (63,540) (14,561)
Verisure Midholding AB ...... 5 .00 Quarterly Bank of America NA 12/20/30 EUR 1,000 (172,661) (159,557) (13,104)
Virgin Media Finance plc ..... 5 .00 Quarterly BNP Paribas SA 12/20/30 EUR 706 (48,177) (56,266) 8,089
Volkswagen International
Finance NV ........... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 1,621 1,393 10,708 (9,315)
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 12/20/30 EUR 1,630 (295,566) (237,259) (58,307)
Volvo Car AB ............ 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 EUR 1,657 (300,461) (248,219) (52,242)
Whirlpool Corp. ........... 1 .00 Quarterly Bank of America NA 12/20/30 USD 3,500 254,136 214,058 40,078
Whirlpool Corp. ........... 1 .00 Quarterly Deutsche Bank AG 12/20/30 USD 500 36,305 33,873 2,432
$ – $ – $ –
$ (4,744,160) $ (2,938,559) $ (1,805,601)
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly BNP Paribas SA 12/20/25 BB- USD 545 $ 6,384 $ 2,727 $ 3,657
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 10,640 4,544 6,096
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 6,384 2,752 3,632
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 23,409 9,558 13,851
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 712 13,740 (6,829) 20,569
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 125 8,539 (10,038) 18,577
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 182 12,448 (14,628) 27,076
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 248 16,996 (20,560) 37,556
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 377 25,789 (31,998) 57,787
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,060 58,438 24,307 34,131
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 83,726 (9,718) 93,444
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 98,587 (12,620) 111,207
Bellis Acquisition Co. plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 890 65,782 7,807 57,975
ZF Europe Finance BV .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 1,661 109,118 58,270 50,848
iTraxx Europe Crossover
Index Series 40.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 2,340 208,551 154,709 53,842
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 NR EUR 712 88,449 (12,399) 100,848
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,157 503,215 310,082 193,133
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 11,159 1,778,707 1,270,199 508,508
Nissan Motor Co. Ltd. ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 105,403 (52,697) (13,681) (39,016)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 250 (5,925) (15,345) 9,420
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 50 528 (109) 637
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 110 1,162 (400) 1,562
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 50 528 (91) 619
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 80 8,649 9,205 (556)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,000 108,111 153,688 (45,577)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 110 11,892 13,424 (1,532)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 650 70,272 83,005 (12,733)
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 2,000 267,413 226,091 41,322
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 B USD 500 88,041 62,902 25,139
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 BB+ USD 3,000 521,933 409,390 112,543
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 BB+ USD 650 113,085 79,714 33,371
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 332 62,638 54,315 8,323
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 324 61,058 42,092 18,966
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 498 93,956 70,146 23,810
Amkor Technology, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/30 BB USD 2,500 469,843 452,522 17,321
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 12/20/30 BB USD 4,000 751,749 725,107 26,642
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,000 106,090 126,634 (20,544)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 500 53,045 63,317 (10,272)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 650 68,959 87,549 (18,590)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 2,000 $ 212,180 $ 252,290 $ (40,110)
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 878 128,483 122,012 6,471
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 969 119,566 96,055 23,511
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 14,114 3,310,047 3,270,625 39,422
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 6,011 173,155 159,875 13,280
MGM Resorts International 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,650 219,324 231,674 (12,350)
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 650 86,400 87,423 (1,023)
Oracle Corp. ......... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BBB USD 5,000 42,541 114,480 (71,939)
Paramount Global ..... 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 5,000 (58,593) (15,952) (42,641)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 500 (23,908) (21,917) (1,991)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 1,500 (71,723) (68,038) (3,685)
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 650 88,788 86,460 2,328
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,500 204,895 195,831 9,064
Sirius XM Radio LLC ... 5 .00 Quarterly Citibank NA 12/20/30 BB+ USD 4,000 546,386 536,063 10,323
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B USD 500 93,154 87,112 6,042
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B USD 1,650 307,409 278,182 29,227
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 2,000 11,357 458 10,899
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 12/20/30 BB USD 2,000 11,357 5,501 5,856
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB USD 2,000 11,357 229 11,128
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,000 185,878 180,590 5,288
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 650 120,821 117,383 3,438
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 500 92,939 93,937 (998)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 2,650 492,578 489,601 2,977
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 650 120,821 122,118 (1,297)
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 650 (26,476) (21,875) (4,601)
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 650 (26,476) (24,647) (1,829)
Warnermedia Holdings, Inc. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 1,300 (52,951) (48,751) (4,200)
$ 12,238,541 $ 10,682,359 $ 1,556,182
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
AMC Networks, Inc. .......... Barclays Bank plc USD 23,199 08/23/26 0.20% 1D OBFR01 Monthly $ 185

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA USD 35,710 02/09/26 0.20% 1D OBFR01 Monthly $ (1,403)
Atos SE .................. Merrill Lynch International & Co. 397,569 02/15/28 0.26% 1D ESTR Monthly (1,818)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 15,909 02/09/26 0.20% 1D OBFR01 Monthly (3,196)
Flagstar Bank NA ............ JPMorgan Chase Bank NA 85,203 02/09/26 0.20% 1D OBFR01 Monthly (3,847)
Informatica, Inc. ............. JPMorgan Chase Bank NA 498,400 02/09/26 0.20% 1D OBFR01 Monthly (1,000)
Lionsgate Studios Corp. ....... JPMorgan Chase Bank NA 253,478 02/09/26 0.20% 1D OBFR01 Monthly 3,722
Northern Data AG ........... Barclays Bank plc 117,237 07/13/26 0.26% 1D ESTR Monthly 11,080
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 442,298 02/09/26 0.20% 1D OBFR01 Monthly (74,354)
Synthomer plc .............. Merrill Lynch International & Co. 175,905 02/15/28 0.25% 1D SONIA Monthly (17,078)
Telecom Italia SpA ........... Merrill Lynch International & Co. 705,435 02/15/28 0.26% 1D ESTR Monthly 48,667
Warner Bros Discovery, Inc. ..... JPMorgan Chase Bank NA 450,461 02/09/26 0.20% 1D OBFR01 Monthly 110,789
Total long positions of equity swaps 71,747
Short contracts
(b)
Brandywine Realty Trust ....... Merrill Lynch International & Co. (18,650) 02/15/28 (0.15)% 1D OBFR01 Monthly 1,500
Community Financial System, Inc. JPMorgan Chase Bank NA (19,284) 02/09/26 (0.15)% 1D OBFR01 Monthly 809
CVB Financial Corp. .......... JPMorgan Chase Bank NA (15,807) 02/09/26 (0.15)% 1D OBFR01 Monthly 395
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (428,330) 02/24/28 (0.38)% 1D OBFR01 Monthly (637)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... JPMorgan Chase Bank NA (2,583,139) 02/09/26 (0.50)% 1D OBFR01 Monthly (4,804)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Merrill Lynch International & Co. (652,864) 02/15/28 (0.40)% 1D OBFR01 Monthly —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (822,434) 02/09/26 (0.15)% 1D OBFR01 Monthly 222
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. (1,528,720) 02/15/28 (0.50)% 1D OBFR01 Monthly 15,035
Telefonica SA .............. Merrill Lynch International & Co. (526,060) 02/15/28 0.00% 1D ESTR Monthly 3,095
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (708,703) 02/09/26 (0.87)% 1D OBFR01 Monthly (1,267)
      Total short positions of equity swaps 14,348
Total long and short position of equity swaps 86,095
Net dividends and financing fees (1,500)
Total equity swap contracts including dividends and financing fees $ 84,595
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 78,320,235 $ — $ 78,320,235
Common Stocks
Bermuda ............................................. — — 207,037 207,037
Canada ............................................. 64,798 — — 64,798
Chile ............................................... — — 10,120 10,120
France .............................................. — 6,637 — 6,637
Germany ............................................ — — 11 11
Luxembourg .......................................... — 82,419 1 82,420
United Kingdom ........................................ 131,832 — 71 131,903
United States .......................................... 2,582,756 1,023,566 1,363,875 4,970,197
Corporate Bonds
Australia ............................................. — 37,639 482,108 519,747
Canada ............................................. — 5,885,416 2,547,250 8,432,666
Chile ............................................... — 222,633 — 222,633
China ............................................... — 6,532,868 — 6,532,868
Czech Republic ........................................ — 1,462,755 — 1,462,755
Denmark ............................................. — 1,106,107 — 1,106,107
Finland .............................................. — 216,842 — 216,842
France .............................................. — 18,891,532 342,854 19,234,386
Germany ............................................ — 21,167,263 493,226 21,660,489
Greece .............................................. — 906,601 — 906,601
Ireland .............................................. — 7,624,499 — 7,624,499
Israel ............................................... — 549,786 — 549,786
Italy ................................................ — 14,606,801 — 14,606,801
Japan ............................................... — 10,478,102 — 10,478,102
Jersey, Channel Islands ................................... — 1,786,730 — 1,786,730
Luxembourg .......................................... — 16,704,387 — 16,704,387
Mauritius ............................................. — — 8,339,908 8,339,908
Mexico .............................................. — 2,534,195 — 2,534,195
Netherlands ........................................... — 4,262,800 — 4,262,800
Norway .............................................. — 861,018 — 861,018
Portugal ............................................. — 12,222,701 — 12,222,701
South Korea .......................................... — 2,007,600 — 2,007,600
Spain ............................................... — 3,873,044 — 3,873,044
Sweden ............................................. — 7,716,531 — 7,716,531
Switzerland ........................................... — 2,830,038 — 2,830,038
United Kingdom ........................................ — 24,165,187 17,376,341 41,541,528
United States .......................................... — 311,078,071 9,791,520 320,869,591
Zambia .............................................. — 2,794,941 — 2,794,941
Fixed Rate Loan Interests .................................. — 9,959,742 — 9,959,742
Floating Rate Loan Interests
Cayman Islands ........................................ — 37,876 — 37,876
Finland .............................................. — 2,166,753 — 2,166,753
France .............................................. — 3,906,714 — 3,906,714
Germany ............................................ — 4,084,654 1,573,367 5,658,021
Jersey, Channel Islands ................................... — 2,803 180,443 183,246
Luxembourg .......................................... — 7,936,291 3,683,373 11,619,664
Netherlands ........................................... — 5,779,549 — 5,779,549
New Zealand .......................................... — — 3,113,469 3,113,469
Spain ............................................... — — 818,746 818,746
United Kingdom ........................................ — 15,232,221 86,429 15,318,650
United States .......................................... — 27,466,170 3,955,946 31,422,116
Foreign Agency Obligations ................................. — 1,799,593 — 1,799,593
Foreign Government Obligations .............................. — 3,578,863 — 3,578,863
Non-Agency Mortgage-Backed Securities ........................ — — 3,974,039 3,974,039
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

Level 1 Level 2 Level 3 Total
Preferred Securities ....................................... $ — $ — $ 6,479,766 $ 6,479,766
Warrants .............................................. 18,201 1,309 449,356 468,866
Short-Term Securities
Borrowed Bond Agreements ................................. — 12,197,844 — 12,197,844
Money Market Funds ...................................... 64,361,738 — — 64,361,738
Options Purchased
Credit contracts .......................................... — 344,718 — 344,718
Equity contracts .......................................... 1,296,920 — — 1,296,920
Interest rate contracts ...................................... 122,656 — — 122,656
Unfunded Floating Rate Loan Interests
(a)
........................... — — 22,228 22,228
Liabilities
Borrowed Bonds ......................................... — (12,122,663) — (12,122,663)
Investment Sold Short
Corporate Bonds ........................................ — (178,000) — (178,000)
Investment Companies .................................... (964,000) — — (964,000)
Unfunded Floating Rate Loan Interests
(a)
........................... — — (3,353) (3,353)
$ 67,614,901 $ 644,153,381 $ 65,288,131 $ 777,056,413
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,224,378 $ — $ 2,224,378
Equity contracts ........................................... — 195,499 — 195,499
Foreign currency exchange contracts ............................ — 7,752,322 — 7,752,322
Interest rate contracts ....................................... 104,519 — — 104,519
Liabilities
Credit contracts ........................................... — (2,860,705) — (2,860,705)
Equity contracts ........................................... (887,438) (110,904) — (998,342)
Foreign currency exchange contracts ............................ — (209,108) — (209,108)
Interest rate contracts ....................................... (308,973) — — (308,973)
$ (1,091,892) $ 6,991,482 $ — $ 5,899,590
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................. $ 1,579,556 $ 41,673,523 $ 9,709,712 $ 3,963,065 $ 6,371,701 $ (358) $ 410,822 $ 63,708,021
Transfers into Level 3 ....................................... — 365,184 4,991,414 — — — — 5,356,598
Transfers out of Level 3 ...................................... — — (1,932,996) — — — (1) (1,932,997)
Other
(a)
................................................. — (796,058) 796,058 — — — — —
Accrued discounts/premiums ................................... — 8,695 144,237 3,151 — — — 156,083
Net realized gain .......................................... — 2,630 1,483 — — — — 4,113
Net change in unrealized appreciation (depreciation)
(b)
.................. 1,559 (527,894) (145,871) 7,823 534,671 19,233 38,535 (71,944)
Purchases ............................................... — 281,848 7,891,633 — — — — 8,173,481
Sales .................................................. — (1,634,721) (8,043,897) — (426,606) — — (10,105,224)
Closing balance, as of October 31, 2025 ...........................
$ 1,581,115 $ 39,373,207 $ 13,411,773 $ 3,974,039 $ 6,479,766 $ 18,875 $ 449,356 $ 65,288,131
Net change in unrealized appreciation (depreciation) on investments still held at
October 31, 2025
(b)
.......................................
$ 1,559 $ (527,492) $ (189,445) $ 7,823 $ 534,669 $ 19,233 $ 38,535 $ (115,118)
(a)
Certain Level 3 investments were re-classified between Corporate Bonds and Floating Rate Loan Interests.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Credit Relative Value Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $6,552,442.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 1,161,299 Market EBITDA Multiple 13.25x —
Revnue Multiple 2.75x —
Time to Exit 5.3 years —
Volatility 75% —
Income
Discount for Lack of
Marketability 7% —
Corporate Bonds
(b)
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40,191,953 Income Discount Rate 5% - 17% 8%
Market EBITDA Multiple 2.40x —
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,166,380 Income Discount Rate 8% - 14% 11%
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . 3,974,039 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,792,662 Income Discount Rate 10% —
Market Revenue Multiple 6.25x - 12.00x 10.25x
Time to Exit 2.0 - 3.0 years 3.0 years
Volatility 80% 80%
EBITDA Multiple 10.00x —
Direct Profit Multiple 3.25x —
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 449,356 Market Time to Exit 3.0 - 5.3 years 3.0 years
Volatility 40% - 80% 69%
Revenue Multiple 10.50x -12.00x 11.51x
Discount for Lack of
Marketability 7% —
$ 58,735,689
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
For the period end October 31, 2025, the valuation technique for investments classified as Corporate Bonds amounting to $564,386 changed to an market approach. The investments were previously valued utilizing an income approach. The change was due to consideration of the information that was available at the time the investments were valued.
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts